BLUE CHIP INVESTOR FUND

Semi-Annual Report
June 30, 2002

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BLUE CHIP INVESTOR FUND
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PERFORMANCE INFORMATION

Total Returns for six month period ended 6/30/02

6/30/03 NAV $96.76



                                                  Cumulative(A)
--------------------------------------------------------------------------------
Blue Chip Investor Fund                               -3.24%
Standard & Poor's 500 Index(B)                       -13.14%
--------------------------------------------------------------------------------



(A)Cumulative return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions (not annualized).

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

                                                                       Unaudited
                                                         Schedule of Investments
                                                                   June 30, 2002
--------------------------------------------------------------------------------
 Shares/Principal Amount                             Market Value    % of Assets
--------------------------------------------------------------------------------

 COMMON STOCKS
 Computer Services
            8,600 Electronic Data Systems            $ 319,490           4.34%
                                                     ---------

 Conglomerates
           11,300 General Electric Company             328,265           4.46%
                                                       -------

 Consumer Financial Services
           32,000 Household International            1,590,400
           11,000 Federal Home Loan Mortgage           673,200
            4,700 Federal National Mortgage
                   Association                         346,625
                                                       -------
                                                     2,610,225          35.46%

 Food Processing
           16,300 Sara Lee Corp.                       336,432           4.57%
                                                       -------

 Insurance
         8,400.00 Aflac, Inc.                          268,800
              155 Berkshire Hathaway Class B*          346,270
                                                       -------
                                                       615,070           8.35%
 Medical Drugs
            6,600 Merck & Co., Inc.                    334,224           4.54%
                                                       -------

 Money Center Banks
            9,400 Citicorp                             364,250
            7,100 Wells Fargo And Company              355,426
                                                       -------
                                                       719,676           9.78%
 Regional Banks
            6,220 Zion Bancorp.                        324,062
            9,600 Mbna Corp                            317,472
                                                       -------
                                                       641,534           8.71%



*Non-Income producing securities.

    The accompanying notes are an integral part of the financial statements.

2002 Semi-Annual Report 1

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================================================================================
BLUE CHIP INVESTOR FUND
================================================================================
                                                                       Unaudited
                                             (Continued) Schedule of Investments
                                                                   June 30, 2002
--------------------------------------------------------------------------------
 Shares/Principal Amount                             Market Value    % of Assets
--------------------------------------------------------------------------------

Retail
           22,400 Safeway, Inc.                        653,856           8.88%
                                                       -------

 Savings & Loans/Savings Banks
            6,900 Washington Mutual                    256,059           3.48%
                                                       -------

 Software & Programming
            4,900 MGIC Investments                     332,220           4.51%
                                                       -------

 Total for Common Stock                              7,147,051          97.08%
                                                     =========

 Shorted Call Options
 Computer Services
           (5,000)Electronic Data Systems
                   August 2002 Call @ 40. *            (12,000)         -0.16%
                                                       --------

 Conglomerates
           (6,000)General Electric Company
                   September 2002 Call @ 30. *         (11,400)         -0.15%
                                                       --------

 Consumer Financial Services
          (12,000)Household International
                   October 2002 Call @ 50. *           (66,000)         -0.90%
                                                       --------

 Money Center Banks
           (2,000)Citigroup July 2002 Call
                   @ 42.50. *                             (700)
           (2,000)Citigroup September 2002
                   Call @ 40. *                         (5,100)
           (1,500)Wells Fargo October 2002
                   Call @ 50. *                         (4,350)
                                                        -------
                                                       (10,150)         -0.14%

 Total for Call Options                                (99,550)         -1.35%
                                                       ========

 Cash and Equivalents
        3,585,863 Dreyfus Cash Management
                   Class-A   Rate 1.78%              3,585,863          48.71%
                                                     ---------


                  Total Investments                 10,633,364         144.44%
                            (Identified Cost
                              -$ 10,975,764)

                  Assets less other Liabilities     (3,271,417)        -44.44%
                                                    -----------

                  Net Assets                       $ 7,361,947         100.00%
                                                   ===========

*Non-Income producing securities.

    The accompanying notes are an integral part of the financial statements.

2002 Semi-Annual Report 2

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================================================================================
Blue Chip Investor Fund
================================================================================

Statement of Assets and Liabilities - June 30 2002 (Unaudited)

Assets:
     Investment Securities at Market Value                 $ 10,633,364
          (Identified Cost -$ 10,975,764)
     Cash                                                        16,886
     Dividends Receivable                                         7,345
     Interest Receivable                                          1,957
     Receivable from Advisor                                     11,519
     Receivable for Securities Sold                              25,695
                                                                 ------
               Total Assets                                  10,696,766
Liabilities
     Accrued Expenses                                            11,404
     Payable for Securities Purchased                         3,323,415
                                                              ---------
               Total Liabilities                              3,334,819
                                                              ---------
Net Assets                                                  $ 7,361,947
Net Assets Consist of:
     Capital Paid In                                          7,698,791
     Undistributed Net Investment Income                         20,871
     Realized Gain (Loss) on Investments - Net                  (15,315)
     Unrealized Depreciation in Value
          of Investments Based on Identified Cost - Net        (342,400)
                                                               ---------
Net Assets, for 76,085 Shares Outstanding                   $ 7,361,947
                                                            ===========
Net Asset Value and Redemption Price
     Per Share ($7,361,947/76,085 shares)                       $ 96.76


================================================================================
 Blue Chip Investor Fund
================================================================================

 Statement of Operations
 For the six months ending June 30, 2002
Investment Income:
     Dividends                                                 $ 12,899
     Interest                                                     7,972
                                                                  -----
          Total Investment Income                                20,871
Expenses: (Note 2)
     Investment Management Fees                                  11,983
     Transfer agent fees & accounting                            14,548
     Administration fees                                         11,634
     Audit fees                                                   5,819
     Registration fees                                            4,850
     Custody fees                                                 4,655
     Legal fees                                                   2,425
     Printing and postage expense                                 1,947
     Other fees                                                   1,770
     Directors fee                                                  970
     Insurance expense                                              487
                                                                    ---
          Total Expenses                                         67,080
          Less:
         Management fee waiver (Note 2)                         (11,983)
         Reimbursed expenses                                    (49,105)
         Net Expenses                                                -
                                                                     -
Net Investment Income                                            20,871

Realized and Unrealized Gain (Loss) on Investments:
     Realized Gain (Loss) on Investments                        (15,315)
     Unrealized Appreciation (Depreciation) on Investments     (342,400)
                                                               ---------
Net Realized and Unrealized Gain (Loss) on Investments         (357,715)

Net Increase (Decrease) in Net Assets from Operations        $ (336,844)
                                                             ===========


    The accompanying notes are an integral part of the financial statements.

2002 Semi-Annual Report 3

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================================================================================
Blue Chip Investor Fund
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Statement of Changes in Net Assets (Unaudited)
                                                                  1/1/2002**
                                                                      to
                                                                  6/30/2002
                                                                  ---------
From Operations:
     Net Investment Income                                        $ 20,871
     Net Realized Gain (Loss) on Investments                       (15,315)
     Net Unrealized Appreciation (Depreciation)                   (342,400)
                                                                  ---------
     Increase (Decrease) in Net Assets from Operations            (336,844)
From Capital Share Transactions:
     Proceeds From Sale of Shares                                7,598,791
     Shares Issued on Reinvestment of Dividends                          0
     Cost of Shares Redeemed                                             0
                                                                         -
Net Increase from Shareholder Activity                           7,598,791

Net Increase (Decrease) in Net Assets                            7,261,947

Net Assets at Beginning of Period                                  100,000
Net Assets at End of Period                                    $ 7,361,947
                                                               ===========

Share Transactions:
     Issued                                                         75,085
     Reinvested                                                          -
     Redeemed                                                            -
                                                                         -
Net increase (decrease) in shares                                   75,085
Shares outstanding beginning of period                               1,000
                                                                     -----
Shares outstanding end of period                                    76,085
                                                                    ======

================================================================================
 Blue Chip Investor Fund
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Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:

                                                                 1/1/2002**
                                                                    to
                                                                 6/30/2002
                                                                 ---------
Net Asset Value -
     Beginning of Period                                        $ 100.00
Net Investment Income                                               0.20
Net Gains or Losses on Securities
     (realized and unrealized)                                     (3.44)
                                                                   ------
Total from Investment Operations                                   (3.24)
Net Asset Value -
     End of Period                                               $ 96.76
Total Return                                                       (3.24)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)                             7,362

Before Reimbursement
    Ratio of Expenses to Average Net Assets                         4.85% *
    Ratio of Net Income to Average Net Assets                      -3.20% *
After Reimbursement
    Ratio of Expenses to Average Net Assets                         0.00% *
    Ratio of Net Income to Average Net Assets                       1.66% *

Portfolio Turnover Rate                                            31.96% *

* Annualized
** commencement of operations.


    The accompanying notes are an integral part of the financial statements.

2002 Semi-Annual Report 4

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Notes to Financial Statements (Unaudited)

Blue Chip Investor Fund

June 30, 2002

1.) SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Investor Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Fund (the "Trust"), a management investment company. The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is the only series authorized by the Trust. The Fund's primary investment objective is to seek long-term growth of capital. Significant accounting policies of the Fund are presented below:

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTION TIMING: Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES: It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

2002 Semi-Annual Report 5

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Notes to the Financial Statements (Unaudited) - continued

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. OTHER:
Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

2.)      INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Check Capital Management, Inc. (the "Adviser"). For its services, the Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund. As a result of the above calculation, for the period since inception on January 1, 2002 and ended June 30, 2002, the Adviser received management fees totaling $11,983. The Adviser has agreed to waive all management fees and reimburse all expenses to maintain total annual operating expenses of the Fund at 0.00% of its average daily net assets through December 31, 2002. For calendar years 2003 and 2004, the adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund at 1.50% of its average daily net assets. For the period from January 1, 2002 to and ended June 30, 2002 the Adviser reimbursed management fees of $11,983 and expenses of $49,105 to maintain total annual operating expenses of the Fund at 0.00%.

3.)      RELATED PARTY TRANSACTIONS

Steve Check is the control person of the Adviser of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

4.)      CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at June 30, 2002 was $7,698,791 representing 76,085 shares outstanding.

5.)      PURCHASES AND SALES OF SECURITIES

For the period of January 1, 2002 to the period ended June 30, 2002, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,885,830 and $375,136, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

6.)      SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at June 30, 2002 was $10,975,764. At June 30, 2002, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation         (Depreciation)      Net Appreciation (Appreciation)
  $96,750              ($439,150)                  ($342,400)

7.)      CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2002, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 93% of the Blue Chip Investor Fund.Semi-Annual Report 6

2002 Semi-Annual Report 6

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Board of Trustees
George Cossolias, CPA
Allen C. Brown
Ross C. Provence
Jeffrey R. Provence

Investment Adviser
Check Capital Management Inc.
575 Anton Boulevard, Suite 570
Costa Mesa, CA 92626-7169

Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Custodian
Custodial Trust Co.
101 Carnegie Center
Princeton, New Jersey 08540-6231

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8869 Brecksville Rd., Suite C
Brecksville, Ohio 44141

Fund Administrator
Premier Fund Solutions, Inc.
480 N. Magnolia Avenue, Suite 103
El Cajon, CA 92020

Independent Auditors
McCurdy & Associates CPA's, Inc.
27955 Clemens Rd.
Westlake, Ohio 44145



BLUE CHIP INVESTOR FUND
575 Anton Boulevard, Suite 570
Costa Mesa, California 92626



 This report is provided for the general information of the shareholders of the Blue Chip Investor Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

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